6. OIL AND NATURAL GAS PROPERTIES AND OTHER EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2013
Oil And Natural Gas Properties And Other Equipment Tables
Schedule of oil and gas properties
	June 30,	December 31,
	2013	2012	2011
Oil and natural gas properties	(unaudited)

Proved-developed producing properties	$65,972,788	$60,972,994	$53,430,437
Proved-developed non producing properties	1,316,064	1,060,181	1,045,532
Proved-undeveloped properties	8,344,572	7,720,179	5,868,704
Unproved properties	3,385,144	1,529,913	508,352
Less: Accumulated depletion	(9,245,913)	(6,729,395)	(2,298,501)
Total oil and natural gas properties, net of accumulated depletion	$69,772,655	$64,553,872	$58,554,524

Summary of other equipment
	June 30,	December 31,
	2013	2012	2011
Other equipment	(unaudited)

Field equipment	$7,031	$7,031	$7,031
Vehicles	179,179	179,179	113,938
Office equipment	41,429	41,387	32,494
Less: Accumulated depreciation	(67,483)	(43,075)	(20,317)
Total other equipment, net of accumulated deprecation	$160,156	$184,522	$133,146